Current Liabilities - Trade and Other Payables (Details) - Schedule of Current Liabilities of Trade and Other Payables	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule Of Current Liabilities Of Trade And Other Payables [Abstract]
Trade payables	$ 595,249	$ 394,466	$ 299,289
Other payables	1,368,926	907,174	1,309,557
Trade and other payables	$ 1,964,175	$ 1,301,640	$ 1,608,846